Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of depreciable lives of premises and equipment	The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	30 Years
Equipment, furniture and fixtures	3 to 12 Years
Leasehold improvements	1 to 16 Years